INDEBTEDNESS - Schedule of Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Total	$ 41,942
Perceptive Credit Facility | Line of Credit
Debt Instrument [Line Items]
Principal	30,000
Less: Debt issuance costs and discount at issuance	(3,007)
Total	$ 26,993